Other gains and losses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Other gains and losses [Abstract]
Summary of Other gains and losses

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Foreign exchange (losses) gains, net	(89,152)	448,097	78,170
Gain (loss) on valuation of financial assets at fair value through profit or loss	15,262	(69,404)	39,254
Reimbursement of ADSs service charge	2,284	2,412	2,121
Compensation income	1,524	174	20
Others	4,253	5,288	15,936
	(65,829)	386,567	135,501